Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Revenues	$ 156,162	$ 129,635	$ 133,934
Cost of revenues	(80,319)	(60,034)	(55,755)
Gross loss	75,843	69,601	78,179
Operating expenses
Research and development expenses	(64,360)	(38,250)	(29,252)
Sales and marketing expenses	(18,782)	(15,042)	(13,527)
General and administrative expenses	(26,168)	(28,774)	(26,945)
Total operating expenses	(109,310)	(82,066)	(69,724)
Operating income / (loss)	(33,467)	(12,465)	8,455
Interest income	2,158	5,833	6,733
Interest expense	(239)	(239)	(163)
Other income, net	6,503	3,627	13,966
Income/(loss) from continuing operations before income tax	(25,240)	(3,256)	28,732
Income tax	1,264	886	(463)
Net income / (loss)	(24,183)	(14,466)	9,862
Net income attributable to the non-controlling interest	(72)	(1,299)	(950)
Net loss attributable to Xunlei Limited’s common shareholders	(24,111)	(13,167)	(105,366)
Xunlei Limited [Member]
Condensed Income Statements, Captions [Line Items]
Revenues
Cost of revenues		(131)	(1,673)
Gross loss		(131)	(1,673)
Operating expenses
Research and development expenses
Sales and marketing expenses	(10)
General and administrative expenses	(1,193)	(1,314)	(996)
Total operating expenses	(1,203)	(1,314)	(996)
Operating income / (loss)	(1,203)	(1,445)	(2,669)
Interest income	1,521	5,318	6,171
Interest expense	(239)	(239)	(163)
Other income, net	715	(3,261)	7,602
Loss from subsidiaries and consolidated VIEs	(24,905)	(13,540)	(129)
Income/(loss) from continuing operations before income tax	(24,111)	(13,167)	10,812
Income tax
Net income / (loss)	(24,111)	(13,167)	10,812
Net income attributable to the non-controlling interest
Net loss attributable to Xunlei Limited’s common shareholders	$ (24,111)	$ (13,167)	$ 10,812